UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21866

Pyxis Funds I (formerly, Highland Funds I)

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

R. Joseph Dougherty

Pyxis Capital, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2012	Pyxis Long/Short Equity Fund

Shares		Value ($)
Common Stocks - 77.7%
CONSUMER DISCRETIONARY - 20.0%
962,100	CBS Corp., Class B	32,624,811
110,300	Dunkin’ Brands Group, Inc.	3,317,824
225,197	Genesco, Inc. (a)	16,135,365
1,119,327	Imax Corp. (Canada) (a)(b)	27,356,352
428,364	Life Time Fitness, Inc. (a)	21,662,368
447,720	Men’s Warehouse, Inc.	17,358,104
273,300	Starbucks Corp.	15,274,737

		133,729,561

CONSUMER STAPLES - 2.4%
373,077	Hain Celestial Group, Inc. (a)	16,344,503

ENERGY - 7.8%
206,800	Concho Resources, Inc. (a)	21,110,144
69,300	EOG Resources, Inc.	7,699,230
209,838	Pioneer Natural Resouces Co.	23,415,823

		52,225,197

FINANCIAL - 5.8%
177,600	CBRE Group, Inc. (a)	3,544,896
329,500	Fifth Third Bancorp	4,629,475
120,000	Goldman Sachs Group, Inc.	14,924,400
843,000	Regions Financial Corp.	5,555,370
298,600	Wells Fargo & Co.	10,194,204

		38,848,345

HEALTHCARE - 6.5%
100,210	athenahealth, Inc. (a)(b)	7,427,565
106,500	Cerner Corp. (a)	8,111,040
373,700	Elan Corp. PLC (Ireland) (a)	5,609,237
352,200	HealthSouth Corp. (a)	7,213,056
74,500	Humana, Inc.	6,889,760
312,800	Pfizer, Inc.	7,088,048
55,000	PSS World Medical, Inc. (a)(b)	1,393,700

		43,732,406

INDUSTRIALS - 11.1%
664,422	AerCap Holdings NV (Netherlands) (a)	7,381,728
467,840	BE Aerospace, Inc. (a)	21,740,525
245,646	Euronet Worldwide, Inc. (a)	5,131,545
971,648	General Electric Co.	19,500,975
184,600	Navistar International Corp. (a)	7,467,070
206,519	Ritchie Bros Auctioneers, Inc. (Canada) (b)	4,906,892
251,000	Sensata Technologies Holding NV (a)	8,403,480

		74,532,215

INFORMATION TECHNOLOGY - 22.8%
157,820	Alliance Data Systems Corp. (a)	19,879,007
47,636	Apple, Inc. (c)	28,556,353
223,100	Autodesk, Inc. (a)	9,441,592
147,100	Bottomline Technologies, Inc. (a)	4,109,974
57,682	Carbonite, Inc. (a)(b)	635,079
63,000	Check Point Software Technologies, Ltd. (Israel) (a)	4,021,920
115,600	Citrix Systems, Inc. (a)	9,121,996
166,063	Cognizant Technology Solutions Corp., Class A (a)	12,778,548

Shares		Value ($)
INFORMATION TECHNOLOGY (continued)
441,500	Corelogic, Inc. (a)	7,205,280
155,082	Equinix, Inc. (a)	24,417,661
60,300	F5 Networks, Inc. (a)	8,138,088
131,500	Motorola Solutions, Inc.	6,684,145
74,400	Salesforce.com, Inc. (a)	11,495,544
399,925	ServiceSource International, Inc. (a)(b)	6,190,839

		152,676,026

TELECOMMUNICATION SERVICES - 1.3%
333,199	Pendrell Corp. (a)	869,649
147,700	SBA Communications Corp., Class A (a)	7,504,637

		8,374,286

	Total Common Stocks (Cost $488,236,675)	520,462,539

Contracts
Purchased Put Options (a) - 0.1%
OTHER - 0.1%
3,000	iShares Russell 2000 Index Fund, ETF Strike Price $78.00, Expiration 05/19/12	342,000

	Total Purchased Put Options (Cost $436,741)	342,000

Shares
Registered Investment Company - 12.3%
82,731,980	Federated Prime Obligations Fund	82,731,980

	Total Registered Investment Company (Cost $82,731,980)	82,731,980

Total Investments - 90.1%		603,536,519

(Cost of $571,405,396) (d)

$89,984,100 in cash was segregated or on deposit with the brokers to cover investments sold short as of March 31, 2012 and is included in “Other Assets & Liabilities, Net”:

Short Sales - (29.8)%
CONSUMER DISCRETIONARY - (5.1)%
10,200	Amazon.com, Inc. (e)	(2,065,602)
182,400	Cinemark Holdings, Inc.	(4,003,680)
29,100	Fossil, Inc. (e)	(3,840,618)
397,328	Gentex Corp.	(9,734,536)
46,100	OpenTable, Inc. (e)	(1,865,667)
87,739	Scotts Miracle-Gro Co., Class A	(4,751,944)
125,000	SPDR S&P Retail, ETF	(7,665,000)

		(33,927,047)

CONSUMER STAPLES - (0.5)%
45,300	Mead Johnson Nutrition Co.	(3,736,344)

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2012	Pyxis Long/Short Equity Fund

Shares		Value ($)
Short Sales (continued)
ENERGY - (3.1)%
364,500	EXCO Resources, Inc.	(2,416,635)
419,200	Newpark Resources, Inc. (e)	(3,433,248)
121,824	SPDR S&P Oil & Gas Exploration & Production, ETF	(6,933,004)
206,300	United States Oil Fund LP, ETF (e)	(8,093,149)

		(20,876,036)

FINANCIAL - (0.4)%
38,700	SVB Financial Group (e)	(2,489,958)

HEALTHCARE - (0.9)%
68,300	St Jude Medical, Inc.	(3,026,373)
49,300	Stryker Corp.	(2,735,164)

		(5,761,537)

INDUSTRIALS - (3.8)%
84,900	AECOM Technology Corp. (e)	(1,899,213)
94,600	Aerovironment, Inc. (e)	(2,536,226)
191,473	Air Lease Corp. (e)	(4,608,755)
54,900	Deere & Co.	(4,441,410)
52,900	Joy Global, Inc.	(3,888,150)
33,200	Rockwell Collins, Inc.	(1,910,992)
51,052	TransDigm Group, Inc. (e)	(5,909,779)

		(25,194,525)

INFORMATION TECHNOLOGY - (7.5)%
250,000	Adobe Systems, Inc. (e)	(8,577,500)
121,608	Altera Corp.	(4,842,431)
167,165	iGate Corp. (e)	(2,801,685)
177,500	Infosys Ltd., SP ADR	(10,122,825)
146,600	Juniper Networks, Inc. (e)	(3,354,208)
519,400	Nokia OYJ, SP ADR (Finland)	(2,851,506)
82,846	Open Text Corp. (Canada) (e)	(5,066,033)
68,800	Oracle Corp.	(2,006,208)
110,000	Powershares QQQ Trust Series 1, ETF	(7,430,500)
83,576	Synaptics, Inc. (e)	(3,051,360)

		(50,104,256)

MATERIALS - (2.1)%
121,400	Compass Minerals International, Inc.	(8,709,236)
220,000	Kronos Worldwide, Inc.	(5,486,800)

		(14,196,036)

OTHER - (6.4)%
59,900	iShares Russell Midcap Index Fund, ETF	(6,632,128)
258,500	SPDR S&P 500 Trust, ETF	(36,376,120)

		(43,008,248)

Total Investments sold short (Proceeds $195,080,409)		(199,293,987)

Other Assets & Liabilities, Net - 39.7%		266,106,935

Net Assets - 100.0%		670,349,467

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of March 31, 2012, the market value of securities loaned was $21,729,772. The loaned securities were secured with cash collateral of $22,309,483.
(c)	All or part of this security is pledged as collateral for short sales.
(d)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$35,664,540
Gross unrealized depreciation	(3,533,417)

Net unrealized appreciation	$32,131,123

(e)	No dividend payable on security sold short.

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipts
ETF	Exchange Traded Fund

	Number of Contracts	Premium
Outstanding, June 30, 2011	$—	$—
Call Options Written	2,430	392,148
Put Options Written	6,950	624,682
Call Options Closed	(930)	(215,478)
Put Options Closed	(250)	(35,611)
Call Options Expired	(1,500)	(176,671)
Put Options Expired	(6,250)	(501,520)
Put Options Exercised	(450)	(87,550)

Outstanding, March 31, 2012	$—	$—

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2012	Pyxis Long/Short Healthcare Fund

Principal ($)		Value ($)
US Senior Loans (a) - 1.2%
HEALTHCARE - 1.2%
Healthcare Services - 1.2%
400,000	CNS Response, Inc., Term Loan, 9.0%, 02/25/13 (b)(c)	400,000
400,000	CNS Response, Inc., Term Loan, 9.0%, 11/11/13 (b)(c)	400,000

		800,000

	Total US Senior Loans (Cost $800,000)	800,000

Shares
Common Stocks - 101.6%
CONSUMER DISCRETIONARY - 1.7%
186,255	Stewart Enterprises, Inc. Class A (d)	1,130,568

FINANCIAL - 0.9%
37,028	Sabra Health Care REIT, Inc. (d)	608,740

HEALTHCARE - 99.0%
Biotechnology - 18.9%
540,985	ACADIA Pharmaceuticals, Inc. (e)	1,168,528
45,842	Addex Pharmaceuticals Ltd. (e)	507,186
82,579	Alnylam Pharmaceuticals, Inc. (d)(e)	914,150
28,000	Cepheid, Inc. (d)(e)	1,171,240
127,862	Chelsea Therapeutics International, Ltd. (e)	327,327
25,638	Cubist Pharmaceuticals, Inc. (e)	1,108,844
240,526	Dynavax Technologies Corp. (d)(e)	1,217,062
43,370	Exact Sciences Corp. (d)(e)	484,009
45,863	Idenix Pharmaceuticals, Inc. (d)(e)	448,999
698,340	MediciNova, Inc. (b)(e)	2,025,186
276,872	Myrexis, Inc. (d)(e)	838,922
93,582	NPS Pharmaceuticals, Inc. (d)(e)	640,101
61,006	QLT, Inc. (Canada) (d)(e)	427,042
76,711	Raptor Pharmaceuticals Corp. (d)(e)	518,566
131,614	Rigel Pharmaceuticals, Inc. (d)(e)	1,059,493

		12,856,655

Healthcare Distributors - 9.1%
59,556	AmerisourceBergen Corp. (d)	2,363,182
36,665	Cardinal Health, Inc. (d)	1,580,628
25,646	McKesson Corp. (d)	2,250,949

		6,194,759

Healthcare Equipment - 11.6%
30,179	ArthroCare Corp. (d)(e)	810,306
1,068,076	Genesys Ventures IA, L.P. (b)(c)(e)	1,783,687
36,638	Insulet Corp. (d)(e)	701,251
137,579	NuVasive, Inc. (d)(e)	2,316,830
10,000	Straumann Holding AG	1,699,397

Shares		Value ($)
Healthcare (continued)
22,939	Tornier NV (d)	589,532

		7,901,003

Healthcare Facilities - 6.2%
122,060	Adcare Health Systems, Inc. (e)	463,828
82,500	Brookdale Senior Living, Inc. (d)(e)	1,544,400
33,819	HCA Holdings, Inc. (d)	836,682
66,394	HealthSouth Corp. (d)(e)	1,359,749

		4,204,659

Healthcare Services - 10.1%
154,023	Amedisys, Inc. (d)(e)	2,227,173
680,950	CNS Response, Inc. (b)(e)	115,762
42,595	Express Scripts, Inc. (e)	2,307,797
47,635	HMS Holdings Corp. (d)(e)	1,486,688
112,894	Sun Healthcare Group, Inc. (d)(e)	772,195

		6,909,615

Healthcare Supplies - 2.8%
74,366	Endologix, Inc. (d)(e)	1,089,462
900,000	Insite Vision, Inc. (e)	324,000
131,020	TranS1, Inc. (e)	480,843

		1,894,305

Healthcare Technology - 4.2%
63,057	HealthStream, Inc. (d)(e)	1,462,292
32,114	Quality Systems, Inc. (d)	1,404,345

		2,866,637

Life Sciences Tools & Services - 14.9%
36,613	Agilent Technologies, Inc.	1,629,645
55,036	PAREXEL International Corp. (d)(e)	1,484,321
100,744	QIAGEN NV (d)(e)	1,568,584
293,368	Sequenom, Inc. (e)(f)	1,194,008
213,508	ShangPharma Corp. ADR (d)(e)	1,729,415
18,345	Thermo Fisher Scientific, Inc. (d)	1,034,291
16,000	Waters Corp. (d)(e)	1,482,560

		10,122,824

Managed Healthcare - 7.8%
27,151	CIGNA Corp. (d)	1,337,187
15,312	Humana, Inc. (d)	1,416,054
189,001	Metropolitan Health Networks, Inc. (d)(e)	1,770,939
11,013	WellCare Health Plans, Inc. (d)(e)	791,614

		5,315,794

Pharmaceuticals - 13.4%
265,725	Endocyte, Inc. (d)(e)	1,323,311
133,390	Galectin Therapeutics, Inc. (e)	1,376,585
74,258	Medicines Co. (The) (d)(e)	1,490,358
73,251	Nektar Therapeutics (e)	580,148
134,436	Pacira Pharmaceuticals, Inc. (e)(f)	1,551,391
22,926	Valeant Pharmaceuticals International, Inc. (Canada) (d)(e)	1,230,897

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2012	Pyxis Long/Short Healthcare Fund

Shares		Value ($)
Common Stocks (continued)
Healthcare (continued)
23,636	Watson Pharmaceuticals, Inc. (d)(e)	1,585,030

		9,137,720

		67,403,971

	Total Common Stocks (Cost $65,035,776)	69,143,279

Contracts
Purchased Call Options - 0.7%
FINANCIAL - 0.7%
3,664	iShare Russell 2000 Index Fund, ETF, Strike Price $82.00, Expiration 04/21/12	476,320

	Total Purchased Call Options (Cost $637,094)	476,320

Units
Warrants - 3.4%
HEALTHCARE - 3.4%
Life Sciences Tools & Services - 0.1%
40,000	Pluristem Therapeutics, Inc., Expiration 01/27/16 (c)	37,200
30,000	pSivida Corp., Expiration 01/19/16 (c)	18,900

		56,100

Biotechnology - 0.5%
94,204	Discovery Laboratories, Inc., Expiration 02/16/16 (c)	120,581
94,204	Discovery Laboratories, Inc., Expiration 05/16/12 (c)	15,073
121,816	MediciNova, Inc., Expiration 03/24/16 (b)(c)	183,942

		319,596

Pharmaceuticals - 2.6%
37,955	ADVENTRX Pharamceuticals, Inc., Expiration 01/07/16 (c)	6,073
521,727	Neostem, Inc., Expiration 07/19/16 (c)	57,390
271,081	Threshold Pharmaceuticals, Inc., Expiration 03/11/16 (c)	1,721,364

		1,784,827

Healthcare Services - 0.2%
2,000,000	CNS Response, Inc., Expiration 02/25/18 (b)(c)	80,000

Shares		Value ($)
Healthcare (continued)
2,000,000	CNS Response, Inc., Expiration 11/15/17 (b)(c)	80,000

		160,000

	Total Warrants (Cost $0)	2,320,523

Total Investments - 106.9%		72,740,122

(Cost of $66,472,870) (h)

$48,578,298 in cash was segregated or on deposit with the brokers to cover instruments sold short as of March 31, 2012 and is included in “Other Assets & Liabilities, Net”:

Shares
Short Sales - (72.0)%
FINANCIAL - (3.8)%
50,700	Omega Healthcare Investors, Inc.	(1,077,882)
26,000	Ventas, Inc.	(1,484,600)

		(2,562,482)

HEALTHCARE - (68.2)%
Biotechnology - (11.8)%
27,469	Amgen, Inc.	(1,867,617)
137,576	Ironwood Pharmaceuticals, Inc. (g)	(1,831,137)
73,215	Isis Pharmaceuticals, Inc. (g)	(642,096)
109,950	Opko Health, Inc. (g)	(520,063)
22,894	Pharmacyclics, Inc. (g)	(635,537)
5,505	Regeneron Pharmaceuticals, Inc. (g)	(641,993)
216,173	Threshold Pharmaceuticals, Inc. (g)	(1,902,322)

		(8,040,765)

Healthcare Equipment - (13.0)%
29,799	Becton, Dickinson and Co.	(2,313,892)
13,739	HeartWare International, Inc. (g)	(902,515)
54,980	Hologic, Inc. (g)	(1,184,819)
13,739	IDEXX Laboratories, Inc. (g)	(1,201,476)
55,939	Medtronic, Inc.	(2,192,249)
55,683	NxStage Medical, Inc. (g)	(1,073,011)

		(8,867,962)

Healthcare Facilities - (8.1)%
68,698	Community Health Systems, Inc. (g)	(1,527,844)
32,947	LifePoint Hospitals, Inc. (g)	(1,299,430)
99,823	Select Medical Holdings Corp. (g)	(767,639)
274,557	Tenet Healthcare Corp. (g)	(1,457,898)
43,000	Vanguard Health Systems, Inc. (g)	(423,980)

		(5,476,791)

Healthcare Services - (3.4)%
45,797	Lincare Holdings, Inc.	(1,185,226)

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2012	Pyxis Long/Short Healthcare Fund

Shares		Value ($)
Short Sales (continued)
Healthcare (continued)
56,270	Team Health Holdings, Inc. (g)	(1,156,911)

		(2,342,137)

Healthcare Supplies - (4.9)%
29,755	Cooper Co., Inc. (The)	(2,431,281)
22,939	Neogen Corp. (g)	(896,227)

		(3,327,508)

Healthcare Technology - (3.6)%
33,037	SXC Health Solutions Corp. (g)	(2,476,454)

Life Sciences Tools & Services - (3.0)%
45,796	Luminex Corp. (g)	(1,069,337)
5,119	Mettler-Toledo International, Inc. (g)	(945,735)

		(2,015,072)

Managed Healthcare - (12.6)%
17,028	Aetna, Inc.	(854,124)
45,301	Centene Corp. (g)	(2,218,390)
21,265	Magellan Health Services, Inc. (g)	(1,037,945)
71,468	Molina Healthcare, Inc. (g)	(2,403,469)
27,539	WellPoint, Inc.	(2,032,378)

		(8,546,306)

Pharmaceuticals - (7.8)%
77,883	MAP Pharmaceuticals, Inc. (g)	(1,118,400)
27,490	Novartis AG, ADR (Switzerland)	(1,523,221)
28,029	Viropharma, Inc. (g)	(842,832)
82,380	Vivus, Inc. (g)	(1,842,017)

		(5,326,470)

		(46,419,465)

Total Investments sold short (Proceeds $48,559,696)		(48,981,947)

Other Assets & Liabilities, Net - 65.1%		44,314,546

Net Assets - 100.0%		68,072,721

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Pyxis Long/Short Healthcare Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2012. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, can not be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	Affiliated issuer. Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Assets with a total aggregate market value of $5,068,577, or 7.4% of net assets, were affiliated with the Fund as of March 31, 2012.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $4,904,210, or 7.2% of net assets, were valued under the Fund’s valuation procedures as of March 31, 2012.
(d)	All or part of this security is pledged as collateral for short sales.
(e)	Non-income producing security.
(f)	Securities (or a portion of securities) on loan. As of March 31, 2012, the market value of securities loaned was $2,245,957. The loaned securities were secured with cash collateral of $3,003,225.
(g)	No dividend payable on security sold short.
(h)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross Unrealized appreciation	$7,589,497
Gross Unrealized depreciation	(1,322,245)

Net Unrealized depreciation	$6,267,252

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2012	Pyxis Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 75.1%
AEROSPACE - 8.3%
1,970,025	Delta Air Lines, Inc. Term Loan, 4.25%, 03/07/16	1,899,428
9,925,000	Term Loan, 5.50%, 04/20/17	9,926,537
6,150,477	Term Loan Equipment Notes, 3.97%, 09/29/12	6,058,220
2,082,411	Hawker Beechcraft Acquisition Co., LLC Series A New Term Loan (b)	1,561,808
7,124,924	TransDigm, Inc. Tranche B-1 Term Loan, 4.00%, 02/14/17	7,135,327
2,413,950	Tranche B-2 Term Loan, 4.00%, 02/14/17	2,418,174
20,182,885	US Airways Group, Inc. Term Loan, 2.74%, 03/21/14	18,644,647

		47,644,141

BROADCASTING - 6.4%
543,270	ComCorp Broadcasting, Inc. Revolving Loan, 9.00%, 10/03/12 (c) (d)	525,016
5,434,966	Term Loan, 9.00%, 04/03/13 (c) (d)	5,252,351
5,981,887	Cumulus Media Holdings, Inc. First Lien Term Loan, 5.75%, 09/17/18	6,023,969
1,496,250	LIN Television Corp. Tranche B Term Loan, 5.00%, 12/21/18	1,505,602
2,233,125	Raycom TV Broadcasting, LLC Tranche B Term Loan, 4.50%, 05/31/17	2,202,420
4,982,343	TWCC Holding Corp. Term Loan, 4.25%, 02/13/17	4,995,695
17,228,886	Univision Communications, Inc. Extended First-Lien Term Loan, 4.49%, 03/31/17	16,006,066

		36,511,119

CABLE/WIRELESS VIDEO - 1.8%
63,852,411	Broadstripe, LLC First Lien Term Loan, PIK (b) (d)	8,339,125
1,888,968	Revolver (b) (d)	246,699
1,806,370	WideOpenWest Finance, LLC Series A New Term Loan, 6.74%, 06/30/14	1,809,766

		10,395,590

CHEMICALS - 3.0%
1,500,000	Momentive Performance Materials Term Loan B3, 3.75%, 05/05/15 (e)	1,436,250
997,500	Polyone Corp. Term Loan, 5.00%, 12/20/17	1,002,956
3,885,262	W.R. Grace & Co. 5 Year Revolver (b)	7,280,010

Principal Amount ($)		Value ($)
CHEMICALS (continued)
3,885,262	Revolving Credit Loan (b)	7,280,010

		16,999,226

CONSUMER NON-DURABLES - 0.8%
4,810,606	Prestige Brands, Inc. Term B Loan, 5.25%, 01/31/19	4,848,369

DIVERSIFIED MEDIA - 3.0%
4,962,500	AMC Networks Inc. Term Loan B, 4.00%, 12/31/18	4,960,416
9,105,860	Cengage Learning Acquisitions, Inc. Term Loan, 2.49%, 07/03/14	8,416,045
3,292,172	Cydcor, Inc. First Lien Tranche B Term Loan, 9.00%, 02/05/13	3,275,711
3,005,759	Endurance Business Media, Inc. Term Loan, 6.50%, 12/14/14	751,440

		17,403,612

ENERGY - 1.2%
190,109	Alon USA Energy, Inc. Edington Facility, 4.50%, 08/05/13	189,301
1,520,876	Paramount Facility, 4.50%, 08/05/13	1,514,412
5,000,000	PL Propylooene, LLC Term Loan B, 7.00%, 03/27/17 (e)	5,012,500

		6,716,213

FINANCIAL - 0.7%
4,000,000	LPL Holdings, Inc. Initial Tranche B Term Loan, 4.00%, 03/29/19 (e)	4,005,840

FOOD AND DRUG - 0.6%
3,401,707	Rite Aid Corp. Tranche 5 Term Loan, 4.50%, 03/03/18	3,367,690

FOOD/TOBACCO - 2.9%
4,970,005	Burger King Corp. Tranche B Term Loan, 4.50%, 10/19/16	4,975,373
1,974,874	Dean Foods Co. Extended Tranche B Term Loan, 3.25%, 04/02/16	1,956,360
1,974,874	Extended Tranche B Term Loan, 3.50%, 04/02/17	1,960,882
723,477	OSI Restaurant Partners, LLC Pre-Funded RC Term Loan, 1.68%, 06/14/13	712,426
7,315,261	Term Loan, 2.57%, 06/14/14	7,203,520

		16,808,561

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2012	Pyxis Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
FOREST PRODUCTS/CONTAINERS - 0.2%
1,000,000	NewPage Corp. Term Loan DIP, 8.00%, 03/08/13	1,014,165

GAMING/LEISURE - 2.9%
23,243,312	Ginn LA Conduit Lender, Inc.
	First Lien Tranche A Credit- Linked Deposit (b)	1,394,599
49,819,311	First Lien Tranche B Term Loan (b)	2,989,159
7,000,000	Second Lien Term Loan (b)	—
8,510,869	LLV Holdco, LLC Exit Revolving Loan, 15.00%, 12/31/12 (c) (d) (f) (g)	7,872,554
1,073,387	Senior Secured Facility, 15.00%, 04/30/12 (c) (f) (g)	992,883
1,033,462	Nevada Land Group, LLC First Lien Initial Loan, PIK, 40.24%, 11/10/13	1,038,629
1,775,259	Second Lien Initial Loan, 10.00%, 11/12/13 (g)	1,526,723
613,197	Tamarack Resort, LLC Term Loan (b)	521,217
18,000,000	WAICCS Las Vegas 3, LLC Second Lien Term Loan (b)	90,000

		16,425,764

HEALTHCARE - 9.8%
30,511,382	CCS Medical, Inc. First Lien Term Loan, 8.25%, 03/31/15 (c)	24,637,941
12,088,541	Second Lien Term Loan, PIK, 3.00%, 03/31/16 (c)	6,954,621
2,906,959	CHS/ Community Health Systems, Inc. Extended Term Loan, 3.99%, 01/25/17	2,870,084
5,940,000	Emergency Medical Services Corp. Initial Term Loan, 5.25%, 05/25/18	5,953,811
5,786,773	HCA, Inc. Tranche B-3 Term Loan, 3.49%, 05/01/18	5,677,548
4,987,500	Health Management Associates, Inc. Term B Loan, 4.50%, 11/16/18	4,957,376
1,995,000	Kinetic Concepts, Inc. Dollar Term B-1 Loan, 7.00%, 05/04/18	2,037,922
1,500,000	Physiotherapy Associates, Inc./ Benchmark Medical, Inc. Second Lien Term Loan, 12.00%, 12/31/13	1,492,500
1,960,542	Universal Health Services, Inc. Tranche B Term Loan, 3.75%, 11/15/16	1,961,778

		56,543,581

Principal Amount ($)		Value ($)
HOUSING - 1.6%
8,000,000	EH/Transeastern, LLC/TE TOUSA Term Loan (b) (d)	8,000,000
455,596	Las Vegas Land Holdings, LLC Term Loan, 2.47%, 03/31/16	384,979
8,509,077	LBREP/L-Suncal Master I, LLC First Lien Term Loan (b)	646,690

		9,031,669

INFORMATION TECHNOLOGY - 5.3%
8,240,383	Avaya, Inc. Term B-3 Loan, 4.99%, 10/26/17	7,976,691
4,987,406	Commscope, Inc. Tranche 1 Term Loan, 4.25%, 01/14/18	4,986,608
2,058,929	Dealer Computer Services, Inc. Tranche B Term Loan, 3.75%, 04/21/18	2,059,361
8,600,000	Kronos, Inc. Second Lien Tranche B-1 Term Loan, 10.47%, 06/11/18	8,743,319
1,985,000	Verint Systems, Inc. Term Loan, 4.50%, 10/27/17	1,982,529
4,893,102	Vertafore, Inc. First Lien Term Loan, 5.25%, 07/29/16	4,874,753

		30,623,261

MANUFACTURING - 1.2%
2,839,740	Terex Corp. U.S. Term Loan, 5.50%, 04/28/17	2,864,148
4,152,870	Tomkins, LLC/Tomkins, Inc. Term B-1 Loan, 4.25%, 09/29/16	4,161,778

		7,025,926

RETAIL - 6.4%
9,385,852	Guitar Center, Inc. Extended Term Loan, 5.73%, 04/09/17	8,934,674
6,860,813	J. Crew Group, Inc. Term Loan, 4.75%, 03/07/18	6,753,613
7,793,969	Michaels Stores, Inc. B-2 Term Loan, 5.07%, 07/31/16	7,835,978
7,870,573	Spirit Finance Corp. Term Loan C, 3.78%, 08/01/13	7,630,520
5,500,000	The Neiman Marcus Group, Inc. Term Loan, 4.75%, 05/16/18	5,501,293

		36,656,078

SERVICE - 10.0%
7,523,155	First Data Corp. 2017 Dollar Term Loan, 5.24%, 03/24/17	7,215,195
7,500,000	2018 Dollar Term Loan, 4.24%, 03/23/18	6,851,250
22,981,546	Sabre, Inc. Extended Term Loan, 6.08%, 09/30/17	21,932,093

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2012	Pyxis Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
SERVICE (continued)
21,000,000	Travelport, LLC Tranche S Term Loan, 5.08%, 08/23/15	19,185,810
2,000,000	Weight Watchers International, Inc. Term F Loan, 4.00%, 03/15/19 (e)	1,996,380

		57,180,728

TELECOMMUNICATIONS - 3.8%
2,736,445	Fairpoint Communications, Inc. Term Loan, 6.50%, 01/24/16	2,259,852
2,000,000	Knowledgepoint360 Group, LLC Second Lien Term Loan, 7.50%, 04/13/15	1,600,000
5,602,071	Level 3 Financing, Inc. Tranche A Term Loan, 2.73%, 03/13/14	5,529,440
7,885,225	MetroPCS Wireless, Inc. Tranche B-3 Term Loan, 4.00%, 03/19/18	7,830,029
4,806,500	U.S. Telepacific Corp. Term Loan Advance, 5.75%, 02/23/17	4,608,232

		21,827,553

TRANSPORTATION - AUTOMOTIVE - 2.5%
4,831,495	Allison Transmission, Inc. Term B-1 Loan, 2.75%, 08/07/14	4,805,670
4,829,299	Federal-Mogul Corp. Tranche B Term Loan, 2.18%, 12/29/14	4,652,474
2,607,128	Tranche C Term Loan, 2.18%, 12/28/15	2,511,668
2,547,819	Key Safety Systems, Inc. First Lien Term Loan, 2.59%, 03/08/14	2,474,582

		14,444,394

TRANSPORTATION - LAND TRANSPORTATION - 0.0%
23,373	JHT Holdings, Inc Second Lien Term Loan, PIK, 12.50%, 10/24/13 (d)	13,178

UTILITY - 2.7%
3,171,806	GBGH, LLC First Lien Term Loan (b) (d)	279,119
27,305,782	Texas Competitive Electric Holdings Co., LLC 2017 Term Loan Extending, 4.74%, 10/10/17	15,240,039

		15,519,158

	Total US Senior Loans (Cost $626,324,799)	431,005,816

Principal Amount		Value ($)
Foreign Denominated or Domiciled Senior Loans (a) - 17.2%
AUSTRIA - 0.6%
EUR
18,998,188	Sacher Funding Ltd. Euro Term Loan (b) (d)	3,367,192

CANADA - 2.2%
USD
2,493,750	CCS, Inc. Series A Term Loan, 6.50%, 11/14/14	2,510,121
10,218,250	Term Loan, 3.24%, 11/14/14	9,932,803

		12,442,924

FRANCE - 0.3%
EUR
1,474,797	Vivarte Acquisition/Capex Facility, 3.23%, 03/08/16	1,515,540

GERMANY - 0.1%
EUR
720,883	Schieder Mobel Holding, GmbH Delayed Draw Term Loan (b) (d)	621,216

GERMANY - 0.4%
USD
2,000,000	Schaeffler AG Facility C2, 01/27/17 (e)	2,013,440

IRELAND - 0.9%
USD
5,381,124	SSI Investments II Ltd. Term Loan, 6.50%, 05/26/17	5,400,631

NETHERLANDS - 1.5%
USD
497,500	Harko C.V. Term B Dollar Loan, 5.75%, 08/02/17	501,077
	Sensata Technology BV/Sensata
	Technology Finance Company, LLC
5,020,077	Term Loan, 4.00%, 05/12/18	5,028,310
	Tronox Pigments
3,142,857	Closing Date Term Loan, 4.25%, 02/08/18 (f)	3,149,536

		8,678,923

SPAIN - 2.2%
EUR
4,833,333	Grupo Gasmedi, S.L. Second Lien Tranche E Term Loan, 5.52%, 02/11/16	5,599,798
2,775,397	Tranche B Term Loan, 3.27%, 08/11/14	3,548,156
2,775,397	Tranche C Term Loan, 3.77%, 08/11/15	3,548,156

		12,696,110

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2012	Pyxis Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Foreign Denominated or Domiciled Senior Loans (continued)
UNITED KINGDOM - 2.1%
EUR
8,777,642	Ineos Holdings Ltd. Term C1 Facility, 8.00%, 12/16/14	12,328,757

UNITED KINGDOM - 4.9%
GBP
1,377,996	All3Media Intermediate Ltd. Facility B1, 3.31%, 08/31/14	2,119,130
6,866,344	Facility C1, 3.94%, 08/31/15	10,614,154
6,000,000	Facility D1, 5.82%, 02/29/16	8,867,513
2,820,939	Henson No. 4 Ltd. Facility B (b) (d)	2,244,215
2,826,880	Facility C (b) (d)	2,246,595
1,241,691	United Biscuits Holdco Ltd. Facility B1, 2.96%, 12/15/14	1,897,939

		27,989,546

UNITED KINGDOM - 1.3%
USD
7,757,763	All3Media Intermediate Ltd. Facility B1, 2.74%, 08/31/14	7,428,058

UNITED STATES - 0.7%
GBP
2,861,967	Knowledgepoint360 Group, LLC First Lien U.K. Term Loan, 4.33%, 04/13/14 (d)	4,267,708

	Total Foreign Denominated or Domiciled Senior Loans (Cost $128,207,961)	98,750,045

Principal Amount ($)
US Asset-Backed Securities (h) - 8.7%
2,000,000	ABCLO, Ltd. Series 2007-1A, Class C, 2.42%, 04/15/21 (i)	1,379,510
4,800,000	ACA CLO, Ltd. Series 2006-2A, Class B, 1.28%, 01/20/21 (i)	3,552,000
2,000,000	Series 2007-1A, Class D, 2.92%, 06/15/22 (i)	1,390,000
1,500,000	ACAS CLO, Ltd. Series 2007-1A, Class D, 4.81%, 04/20/21 (i)	1,025,400
1,000,000	Apidos CDO Series 2007-5A, Class C, 2.02%, 04/15/21 (i)	663,700
3,000,000	Series 2007-CA, Class B, 1.31%, 05/14/20 (i)	2,171,250
2,000,000	Babson CLO, Ltd. Series 2007-1A, Class C, 1.81%, 01/18/21 (i)	1,342,320
2,000,000	Series 2007-2A, Class D, 2.27%, 04/15/21 (i)	1,400,000

Principal Amount ($)		Value ($)
1,000,000	Series 2007-2A, Class E, 4.22%, 04/15/21	660,000
1,000,000	Bluemountain CLO, Ltd. Series 2007-3A, Class D, 1.87%, 03/17/21 (i)	647,757
1,000,000	Series 2007-3A, Class E, 4.02%, 03/17/21 (i)	709,000
1,000,000	Cent CDO, Ltd. Series 2007-14A, Class D, 1.87%, 04/15/21 (i)	665,000
3,000,000	Series 2007-15A, Class C, 2.72%, 03/11/21 (i)	2,095,290
2,000,000	Columbus Nova CLO, Ltd. Series 2007-1A, Class D, 1.85%, 05/16/19 (i)	1,400,000
962,970	Commercial Industrial Finance Corp. Series 2006-2A, Class B2L, 4.49%, 03/01/21 (i)	625,738
2,500,000	Cornerstone CLO, Ltd. Series 2007-1A, Class C, 2.97%, 07/15/21 (i)	1,746,750
2,000,000	Goldman Sachs Asset Management CLO, PLC, Series 2007-1A, Class D, 3.30%, 08/01/22 (i)	1,490,000
1,695,322	Series 2007-1A, Class E, 5.55%, 08/01/22 (i)	1,212,155
814,466	Greywolf CLO, Ltd. Series 2007-1A, Class E, 4.44%, 02/18/21 (i)	618,994
2,000,000	GSC Partners CDO Fund, Ltd., Series 2007-8A, Class C, 2.04%, 04/17/21 (i)	1,268,020
1,000,000	Gulf Stream Sextant CLO, Ltd. Series 2007-1A, Class D, 2.87%, 06/17/21 (i)	670,000
1,000,000	ING Investment Management Series 2006-3A, Class C, 2.02%, 12/13/20 (i)	720,000
6,000,000	Series 2007-5A, Class B, 1.65%, 05/01/22 (i)	4,380,000
1,000,000	Inwood Park CDO, Ltd. Series 2006-1A, Class E, 4.06%, 01/20/21 (i)	635,000
1,000,000	Landmark CDO Series 2007-9A, Class E, 4.07%, 04/15/21 (i)	676,900
3,000,000	Madison Park Funding I, Ltd. Series 2007-5A, Class C, 1.94%, 02/26/21 (i)	2,031,240
1,000,000	Series 2007-5A, Class D, 3.99%, 02/26/21 (i)	671,490
835,038	Navigator CDO, Ltd. Series 2006-2A, Class D, 3.97%, 09/20/20 (i)	550,110
2,500,000	Ocean Trails CLO Series 2007-2A, Class C, 2.93%, 06/27/22 (i)	1,716,250
1,622,089	Series 2007-2A, Class D, 5.08%, 06/27/22 (i)	1,017,861
1,653,468	PPM Grayhawk CLO, Ltd. Series 2007-1A, Class D, 4.16%, 04/18/21 (i)	1,095,158

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2012	Pyxis Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
US Asset-Backed Securities (continued)
1,889,756	Primus CLO, Ltd. Series 2007-2A, Class E, 5.32%, 07/15/21 (i)	1,123,649
2,000,000	Stanfield Daytona CLO, Ltd. Series 2007-1A, Class B1L, 1.91%, 04/27/21 (i)	1,497,200
3,000,000	Stanfield McLaren CLO, Ltd. Series 2007-1A, Class B1L, 2.89%, 02/27/21 (i)	2,327,700
951,289	Series 2007-1A, Class B2L, 4.99%, 02/27/21 (i)	687,496
6,000,000	Stone Tower CLO, Ltd. Series 2007-6A, Class C, 1.92%, 04/17/21 (i)	3,954,000

	Total US Asset-Backed Securities (Cost $50,557,560)	49,816,938

Corporate Notes and Bonds - 9.7%
CHEMICALS - 3.1%
5,325,000	Ineos Finance PLC 8.38%, 02/15/19 (i)	5,644,500
3,800,000	Polyone Corp. 7.38%, 09/15/20	4,037,500
7,570,000	TPC Group LLC 8.25%, 10/01/17	7,967,425

		17,649,425

CONSUMER NON-DURABLES - 1.1%
6,000,000	Solo Cup Co. 10.50%, 11/01/13	6,135,000

CONSUMER PRODUCTS - 0.1%
500,000	Post Holdings, Inc. 7.38%, 02/15/22 (i)	525,000

DIVERSIFIED MEDIA - 0.0%
250,000	AMC Networks, Inc. 7.75%, 07/15/21 (i)	280,000

ENERGY - 0.9%
2,250,000	Calumet Specialty Products Partners LP 9.38%, 05/01/19	2,351,250
3,000,000	Venoco, Inc. 8.88%, 02/15/19	2,760,000

		5,111,250

FOREST PRODUCTS/CONTAINERS - 0.9%
4,900,000	Appleton Papers, Inc. 10.50%, 06/15/15 (i)	5,108,250

HEALTHCARE - 0.5%
3,000,000	Health Management Associates, Inc. 7.38%, 01/15/20 (i)	3,075,000

MANUFACTURING - 0.1%
250,000	Sealed Air Corp. 8.13%, 09/15/19 (i)	277,188

Principal Amount ($)		Value ($)
MANUFACTURING (continued)
250,000	8.38%, 09/15/21 (i)	282,188

		559,376

MEDIA/TELECOMMUNICATIONS - 0.3%
2,000,000	Univision Communications, Inc. 6.88%, 05/15/19 (i)	2,037,500

SERVICE - 0.4%
2,000,000	First Data Corp. 7.38%, 06/15/19 (i)	2,047,500

TRANSPORTATION - 1.4%
2,000,000	Dana Holding Corp. 6.50%, 02/15/19	2,130,000
1,700,000	6.75%, 02/15/21	1,819,000
4,000,000	Visteon Corp. 6.75%, 04/15/19	4,080,000

		8,029,000

UTILITY - 0.9%
3,000,000	Calpine Corp. 7.25%, 10/15/17 (i)	3,195,000
3,000,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/20 (i)	1,972,500

		5,167,500

	Total Corporate Notes and Bonds (Cost $54,992,292)	55,724,801

Claims (d) (j) - 0.0%
OTHER - 0.0%
435,645	Hillcrest IV	—

	Total Claims (Cost $435,645)	—

Shares
Common Stocks (j) - 7.2%
AEROSPACE - 0.0%
710	Delta Air Lines, Inc.	7,036

BROADCASTING - 2.9%
304,726	Communications Corp. of America (c) (d)	—
5,594	Young Broadcasting Holding Co., Inc., Class A (c)	16,502,300

		16,502,300

CHEMICALS - 0.0%
123,850	Panda Hereford Ethanol, LP (d)	61,925

DIVERSIFIED MEDIA - 2.3%
4,921	Endurance Business Media, Inc., Class A	54,133
501,736	Metro-Goldwyn-Mayer, Inc., Class A	13,107,853

		13,161,986

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2012	Pyxis Floating Rate Opportunities Fund

Shares		Value ($)
ENERGY - 0.2%
1,118,286	Value Creation, Inc.	908,607

GAMING/LEISURE - 0.5%
44	LLV Holdco, LLC (c) (d)	—
34,512	LLV Holdco, LLC - Series A Membership Interest (c) (d)	2,210,834
436	LLV Holdco, LLC - Series B Membership Interest (c) (d)	27,908
8	Nevada Land Group, LLC (d)	802,499

		3,041,241

HEALTHCARE - 0.1%
207,031	CCS Medical, Inc. (c)	828,124

HOUSING - 0.8%
1,425,600	CCD Equity Partners, LLC	3,820,608
5,000,000	KAG Property LLC	625,000
880,996	Las Vegas Land Holdings, LLC	242,274

		4,687,882

METALS/MINERALS - 0.3%
5,176	Euramax International, Inc.	1,552,800

TELECOMMUNICATIONS - 0.1%
180,540	Fairpoint Communications, Inc.	678,830

TRANSPORTATION - LAND TRANSPORTATION - 0.0%
2,023	JHT Holdings, Inc (d)	—

UTILITY - 0.0%
286,159	Entegra TC, LLC	107,310
6,356	GBGH, LLC (d)	—

		107,310

	Total Common Stocks (Cost $371,860,663)	41,538,041

Units
Warrants (j) - 0.0%
BROADCASTING - 0.0%
759,904	Cerberus Bawag Investors (Sacher Warrants), expires 05/14/14 (d)	—
1,834	LLV Holdco, LLC - Series C Membership Interest, expires 07/15/15 (c) (d)	—
2,522	LLV Holdco, LLC - Series D Membership Interest, expires 07/15/15 (c) (d)	—
2,819	LLV Holdco, LLC - Series E Membership Interest, expires 07/15/15 (c) (d)	—
3,172	LLV Holdco, LLC - Series F Membership Interest, expires 07/15/15 (c) (d)	—

Units		Value ($)
3,594	LLV Holdco, LLC - Series G Membership Interest, expires 07/15/15 (c) (d)	—
10	Young Broadcasting Holding Co., Inc., expires 12/24/24 (c)	29,500

		29,500

FINANCIAL - 0.0%
126,783	Sacher Funding Ltd. Jr. PIK Notes, (d)	—

	Total Warrants (Cost $20,927)	29,500

Other (j) (k) - 0.5%
	Wind Telecomunicazione S.P.A.
3,791,858	Trade Claim Facility 3692 (b)	2,881,812

	Total Other (Cost $3,871,818)	2,881,812

Shares
Registered Investment Company - 2.1%
12,101,920	Federated Prime Obligation Fund	12,101,920

	Total Registered Investment Company (Cost $12,101,920)	12,101,920

Total Investments - 120.5%		691,848,873

(Cost of $1,248,373,585) (l)
Other Assets & Liabilities, Net - (20.5)%		(117,620,213)

Net Assets - 100.0%		574,228,660

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Pyxis Floating Rate Opportunities Fund (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2012. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the stated maturity shown.
(b)	The issuer is, or in danger of being, in default of its payment obligation. Income is not being accrued.

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2012	Pyxis Floating Rate Opportunities Fund

(c)	Affiliated issuer. Assets with a total aggregate market value of $65,834,032 or 11.5% of net assets, were affiliated with the Fund as of March 31, 2012. See Notes to Investment Portfolio.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designees in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $46,378,134, or 8.1% of net assets, were fair valued as under the Fund’s valuation procedures of March 31, 2012.
(e)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(f)	Senior Loan has additional unfunded loan commitment. As of March 31, 2012, the Fund had unfunded loan commitments of $5,311,044, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment
LLV Holdco, LLC	$2,453,901
Sorenson Communication	2,000,000
Tronox Pigments	857,143

$5,311,044

(g)	Fixed rate senior loan.
(h)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2012.
(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2012, these securities amounted to $73,601,564 or 12.8% of net assets.
(j)	Non-income producing security.
(k)	These positions represent claims that have been filed with the United States Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(l)	Cost for U.S. federal income tax purposes is $1,266,225,989.

Gross unrealized appreciation	$17,118,721
Gross unrealized depreciation	(591,495,837)

Net unrealized depreciation	$(574,377,116)

EUR	Euro Currency
GBP	Great Britain Pound
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CSF	Credit Suisse First Boston
DIP	Debtor-in-Possession
PIK	Payment-in-Kind
PNC	PNC Financial Services

Forward foreign currency contracts outstanding as of March 31, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Counter- party	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation/ (Depreciation)*
Sell	EUR	CSF	4,804,500	05/11/12	181,515
Sell	EUR	PNC	19,000,000	08/02/12	(494,321)
Sell	GBP	CSF	3,400,000	05/11/12	3,236
Sell	GBP	PNC	16,500,000	08/02/12	(410,814)

					$(720,384)

*	The primary risk exposure is foreign exchange contracts (See Notes to Investment Portfolio).

Foreign Denominated Senior Loans

Industry Concentration Table:

(% of Net Assets)

Broadcasting	5.1%
Chemicals	2.8%
Healthcare	2.2%
Service	2.2%
Retail	1.1%
Information Technology	0.9%
Manufacturing	0.9%
Telecommunications	0.7%
Financial	0.6%
Transportation	0.3%
Food/Tobacco	0.3%
Consumer Durables	0.1%

Total	17.2%

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012

Valuation of Investments:

In computing the Pyxis Long/Short Equity Fund, Highland Long/Short Healthcare Fund and Highland Floating Rate Opportunities (the “Funds”) net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Pyxis Capital, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available and for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”) materially affect the value of securities), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate. Investment Companies are valued at net asset value per share on the valuation date.

Fair Value Measurements - The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012

The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, warrants and purchased put options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of March 31, 2012 is as follows:

	Total Market Value at 03/31/2012	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks*	$520,462,539	$520,462,539	$—	$—
Registered Investment Company	82,731,980	82,731,980	—	—
Purchased Options by Risk Category
Equity Price Risk	342,000	342,000	—	—

Total	$603,536,519	$603,536,519	$—	$—

Liabilities
Short Sales	$(199,293,987)	$(199,293,987)	$—	$—

Total	$(199,293,987)	$(199,293,987)	$—	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012

	Total Market Value at 03/31/2012	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
US Senior Loans	$800,000	$––	$––	$800,000
Common Stocks
Consumer Discretionary	1,130,568	1,130,568	––	––
Financial	608,740	608,740
Healthcare
Biotechnology	12,856,655	12,856,655	––	––
Healthcare Distributor	6,194,759	6,194,759	––	––
Healthcare Equipment	7,901,003	6,117,316	––	1,783,687
Healthcare Facilities	4,204,659	4,204,659	––	––
Healthcare Services	6,909,615	6,909,615	––	––
Healthcare Supplies	1,894,305	1,894,305	––	––
Healthcare Technology	2,866,637	2,866,637	––	––
Life Sciences Tools & Services	10,122,824	10,122,824	––	––
Managed Healthcare	5,315,794	5,315,794	––	––
Pharmaceuticals	9,137,720	9,137,720	––	––
Purchased Options by Risk Category Equity Price Risk	476,320	476,320	––	––
Warrants by Risk Category Equity Price Risk	2,320,523	––	2,320,523	––

Total	$72,740,122	$67,835,912	$2,320,523	$2,583,687

Liabilities
Short Sales*	$(48,981,947)	$(48,981,947)	$––	$––

Total	$(48,981,947)	$(48,981,947)	$––	$––

Floating Rate Opportunities Fund
Assets
Senior Loans	$529,755,861	$––	$383,405,593	$146,350,268
Asset-Backed Securities	49,816,938	––	––	49,816,938
Corporate Notes and Bonds	55,724,801	––	55,724,801	––
Common Stocks
Aerospace	7,036	7,036	––	––
Broadcasting	16,502,300	––	––	16,502,300
Chemicals	61,925	––	––	61,925
Diversified Media	13,161,986	––	––	13,161,986
Energy	908,607	––	––	908,607
Gaming/Leisure	3,041,241	––	––	3,041,241
Healthcare	828,124	––	––	828,124
Housing	4,687,882	––	––	4,687,882
Metals/Minerals	1,552,800	––	––	1,552,800
Telecommunications	678,830	678,830	––	––
Utility	107,310	––	––	107,310
Other	2,881,812	––	2,881,812	––
Registered Investment Company	12,101,920	12,101,920	––	––
Warrants by Risk Category
Equity Price Risk	29,500	––	––	29,500
Other Financial Instruments
Forward Foreign Currency Contracts by Risk Category
Foreign Exchange Contracts	190,911	––	190,911	––

Total Assets	692,039,784	12,787,786	442,203,117	237,048,881
Liabilities
Other Financial Instruments
Forward Foreign Currency Contracts by Risk Category
Foreign Exchange Contracts	(911,295)	––	(911,295)	––
Total Liabilities	(911,295)	––	(911,295)	––
Total	$691,128,489	$12,787,786	$441,291,822	$237,048,881

*	Please refer to the Investment Portfolio for industry breakout

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012

The table below sets forth a summary of changes in the Long/Short Healthcare Fund’s and the Floating Rate Opportunities Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended March 31, 2012. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2011 or March 31, 2012.

Highland Long/Short Healthcare Fund
Assets at Fair Value Using Unobservable Inputs Level 3	Balance as of June 30, 2011	Transfers into Level 3	Transfers out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net Sales	Balance as of March 31, 2012
Common Stocks
Healthcare Equipment	$1,922,537	$—	$—	$—	$—	$(138,850)	$—	$—	$1,783,687
Warrants
Equity Price Risk	986,912	—	(2,320,523)	—	—	1,333,611	—	—	—
Debt
US Senior Loans	800,000	—	—	—	—	—	—	—	800,000

Total	$3,709,449	$—	$(2,320,523)	$—	$—	$1,194,761	$—	$—	$2,583,687

Highland Floating Rate Opportunities Fund
Assets at Fair Value Using Unobservable Inputs Level 3	Balance as of June 30, 2011	Transfers into Level 3	Transfers out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net Sales	Balance as of March 31, 2012
Common Stocks
Broadcasting	$48,826,400	$—	$—	$—	$12,098,287	$(7,530,937)	$—	$(36,891,450)	$16,502,300
Chemicals	185,775	—	—	—	—	(123,850)	—	—	61,925
Diversified
Media	54,133	13,107,853	—	—	—	—	—	—	13,161,986
Energy	2,516,144	—	—	—	—	(1,607,537)	—	—	908,607
Gaming/Leisure	11,415,175	—	—	—	—	(8,373,934)	—	—	3,041,241
Healthcare	2,070,310	—	—	—	—	(1,242,186)	—	—	828,124
Housing	264,299	—	—	—	—	(34,721,397)	39,144,980	—	4,687,882
Media/Telecom-munications	11,289,060	—	(13,107,853)	—	—	1,818,793	—	—	—
Metals/Minerals	1,811,600	—	—	—	—	(258,800)	—	—	1,552,800
Utility	221,773	—	—	—	—	(114,463)	—	—	107,310
Warrants
Equity Price Risk	39,200	—	—	—	4,825	(1,325)	—	(13,200)	29,500
Debt
Senior Loans	240,400,015	6,366,286	(23,437,073)	215,652	(26,302,567)	48,397,488	3,953,335	(103,242,868)	146,350,268
Asset-Backed Securities	50,772,130	—	—	—	—	(955,192)	—	—	49,816,938

Total	$369,866,014	$19,474,139	$(36,544,926)	$215,652	$(14,199,455)	$(4,713,340)	$43,098,315	$(140,147,518)	$237,048,881

The net unrealized gains presented in the table above relate to investments that were held at March 31, 2012.

For the nine months ended March 31, 2012, there were no transfers between Level 1 and Level 2.

For the nine months ended March 31, 2012, total change in unrealized gain/(loss) on Level 3 securities at period-end for Long/Short Healthcare Fund and Floating Rate Opportunities Fund were $1,194,761 and $(27,843,693), respectively.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures. As a result, for the period ended March 31, 2012, a net amount of $0 and $19,474,139 of the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund’s portfolio investments,

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012

respectively, was transferred to Level 3 from Level 2 and a net amount of $2,320,523 and $36,544,926 of the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund’s portfolio investments, respectively, was transferred to Level 2 from Level 3.

Options:

The Funds may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both. If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

The Long/Short Equity Fund and the Long/Short Healthcare Fund has purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategy of the Funds.

At March 31, 2012, the Floating Rate Opportunities Fund did not hold any written or purchased options.

Forward Foreign Currency Contracts:

In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Floating Rate Opportunities Fund may enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time the contract is initiated. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Floating Rate Opportunities Fund because the forwards are not exchange traded and there is no clearinghouse to guarantee forwards against default. During the period ended March 31, 2012, the open values of the Floating Rate Opportunities Fund’s forward foreign currency contracts were EUR 23,804,500 and GBP 19,900,000 and the closed values were AUD 24,652,620, EUR 97,219,043 and GBP 49,116,822.

Credit Default Swaps:

To the extent consistent with the Funds’ prospectus, the Funds may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller typically pays the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in the transaction. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event.

Credit default swaps involve greater risks than if the Funds had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks.

If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap agreement it is exposed to many of the same risks of leverage as certain other leveraged transactions, since if an event of default occurs the seller must pay the buyer the full

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012

notional value of the reference obligation. For the period ended March 31, 2012, the Funds did not hold any short credit default swaps.

Financial Instruments:

The Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The fair value of derivative instruments have the following risk exposure at March 31, 2012:

Fair Value
Risk Exposure	Asset Derivatives	Liability Derivatives
Long/Short Equity Fund
Equity Price Risk	$342,000	$—
Credit Risk	—	—
Long/Short Healthcare Fund
Equity Price Risk	476,320	—
Floating Rate Opportunities Fund
Equity Price Risk	29,500	—
Foreign Exchange Risk	190,911	911,295

For the period ended March 31, 2012, each Fund’s average volume of derivatives is as follows:

Derivatives	Long/Short Equity Fund	Long/Short Healthcare Fund	Floating Rate Opportunities Fund
Warrants (Units)	$—	$3,775,688	$900,641
Purchased Options
(Contracts)	2,125	1,342	—
Forward Contracts Sold
(Appreciation)	—	—	2,743,000
Credit Default Swaps (Depreciation)	(10,134)	—	—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012

Affiliated Issuers:

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Long/Short Healthcare Fund held at least five percent of the outstanding voting securities of the following companies during the period ended March 31, 2012:

		Market Value
Issuer	Shares at March 31, 2012	June 30, 2011	March 31, 2012
CNS Response, Inc.
(Senior Loans)	400,000	$—	$400,000
CNS Response, Inc.
(Senior Loans)	400,000	—	400,000
CNS Response, Inc.
(Common Stocks)	680,950	—	115,762
CNS Response, Inc.
(Warrants)	2,000,000	—	80,000
CNS Response, Inc.
(Warrants)	2,000,000	—	80,000
Genysys Ventures IA, L.P.
(Common Stocks)	1,068,076	1,922,537	1,783,687
MediciNova, Inc.
(Common Stocks)	698,340	—	2,025,186
MediciNova, Inc.
(Warrants)	121,816	—	183,942

	7,369,182	$1,922,537	$5,068,577

The Floating Rate Opportunities Fund held at least five percent of the outstanding voting stock of the following companies as of March 31, 2012:

			Market Value
	Par Value at March 31, 2012	Shares at March 31, 2012	June 30, 2011	March 31, 2012
CCS Medical, Inc.		—	$34,139,565	$31,592,562
(Senior Loans)	$42,599,923
CCS Medical, Inc.
(Common Stock)	—	207,031	2,070,310	828,124
ComCorp Broadcasting, Inc. (Senior Loans) *	5,978,236	—	5,590,846	5,777,367
Communications Corp. of America
(Common Stock)	—	304,726	—	—
LLV, Holdco, LLC		—	5,391,280	8,865,437
(Senior Loans)	9,584,256
LLV, Holdco, LLC
(Common Stock)	—	34,992	10,222,514	2,238,742
LLV, Holdco, LLC
(Warrants)	—	13,941	—	—
Young Broadcasting, Inc. (Senior
Loans)	—	—	10,580,622	—
Young Broadcasting, Inc. (Common
Stocks)	—	5,594	48,826,400	16,502,300
Young Broadcasting, Inc. (Warrants)	—	10	39,200	29,500

	$58,162,415	566,294	$116,860,737	$65,834,032

*	Company is a wholly owned subsidiary of Communications Corp. of America.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pyxis Funds I (formerly, Highland Funds I)

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date 5/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date 5/29/12

By (Signature and Title)*	/s/ Brian Mitts
Brian Mitts, Chief Financial Officer and Treasurer (principal financial officer)

Date 5/29/12

*	Print the name and title of each signing officer under his or her signature.